Contracted concessional, PP&E and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Contracted concessional, PP&E and other intangible assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of June 30, 2023 and December 31, 2022 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	813,191	2,717	9,005,370	129,109	956,262	10,906,649
Amortization and impairment	(70,596)	-	(3,271,305)	(31,131)	(210,816)	(3,583,848)
Total as of June 30, 2023	742,595	2,717	5,734,065	97,978	745,446	7,322,801

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	818,170	2,787	8,976,243	109,176	956,606	10,862,982
Amortization and impairment	(69,557)	-	(3,088,778)	(26,316)	(195,072)	(3,379,723)
Total as of December 31, 2022	748,613	2,787	5,887,465	82,860	761,534	7,483,259